Goodwill and other intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost of sales
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization	$ 1	$ 2
Selling, general and administrative expense
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization	57	8
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,975	559
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	559	554
Acquisitions (note 3)	1,417
Foreign exchange	(1)	5
Intangible assets other than goodwill at end of period	1,975	559
Customer Relationship Intangible
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	426
Reconciliation of changes in intangible assets other than goodwill [abstract]
Acquisitions (note 3)	470
Amortization	43
Foreign exchange	(1)
Intangible assets other than goodwill at end of period	426
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	39	32
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	32	40
Acquisitions (note 3)	17
Additions	7	2
Amortization	15	10
Disposals	(2)
Intangible assets other than goodwill at end of period	39	32
Total
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,440	591
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	591	594
Acquisitions (note 3)	1,904
Additions	7	2
Amortization	58	10
Foreign exchange	(2)	5
Disposals	(2)
Intangible assets other than goodwill at end of period	2,440	591
Cost | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,975	559
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	559
Intangible assets other than goodwill at end of period	1,975	559
Cost | Customer Relationship Intangible
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	469
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at end of period	469
Cost | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	79	62
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	62
Intangible assets other than goodwill at end of period	79	62
Cost | Total
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,523	621
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	621
Intangible assets other than goodwill at end of period	2,523	621
Accumulated amortization | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0
Intangible assets other than goodwill at end of period		0
Accumulated amortization | Customer Relationship Intangible
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(43)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at end of period	(43)
Accumulated amortization | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(40)	(30)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(30)
Intangible assets other than goodwill at end of period	(40)	(30)
Accumulated amortization | Total
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(83)	(30)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(30)
Intangible assets other than goodwill at end of period	$ (83)	$ (30)